Share-based payments - IPO Grant Shares (Details) - Equity Settled Awards € / shares in Units, € in Thousands	1 Months Ended		12 Months Ended
	May 31, 2023 shares $ / shares	May 31, 2023 shares € / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value price (in USD or Euro per share) | (per share)	$ 2.13	€ 1.97
Share-based payment expenses - SPAC Transaction | €			€ 19	€ 0	€ 0
Employees Instrumental In IPO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in shares)	100	100
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in shares)	9,600	9,600